SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Aug. 31, 2023
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

14. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Year ended	August 31, 2023	August 31, 2022

Amounts receivable, prepaid expenses and other assets	$(172)	$(173)
Accounts payable and other liabilities	(473)	(66)
	$(645)	$(239)